Investment Portfolio - September 30, 2025

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 22.1%

Non-Convertible Corporate Bonds- 22.1%
Communication Services - 0.5%
Entertainment - 0.5%
The Walt Disney Co., 6.65%, 11/15/2037	2,620,000	$3,026,594

Consumer Discretionary - 0.6%
Household Durables - 0.5%
DR Horton, Inc., 4.85%, 10/15/2030	3,260,000	3,325,199

Specialty Retail - 0.1%
Ross Stores, Inc., 1.875%, 4/15/2031	1,080,000	941,806

Total Consumer Discretionary		4,267,005

Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	2,080,000	1,809,617
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,905,000	5,420,254
Energy Transfer LP,
7.375%, 2/1/2031[2]	3,395,000	3,546,435
6.50%, 2/1/2042	5,125,000	5,439,974
Kinder Morgan, Inc., 4.80%, 2/1/2033	2,620,000	2,621,058

Total Energy		18,837,338

Financials - 11.4%
Banks - 8.1%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	5,580,000	5,082,753
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	5,170,000	5,071,516
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[3]	3,330,000	3,348,096
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[3]	3,465,000	3,611,554
Huntington Bancshares, Inc., 2.55%, 2/4/2030	3,660,000	3,388,218
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	8,300,000	8,377,354
KeyBank NA, 5.85%, 11/15/2027	3,190,000	3,290,995
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	4,870,000	4,971,143
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	5,510,000	5,191,072
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	4,920,000	4,973,257
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[3]	5,260,000	5,384,124
		52,690,082

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 1.0%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	4,700,000	$4,992,902
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,3,4]	1,750,000	1,718,850
		6,711,752
Consumer Finance - 1.0%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	6,215,000	6,716,683

Insurance - 1.3%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	1,775,000	1,813,193
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	1,610,000	1,643,621
New York Life Global Funding, 4.70%, 1/29/2029[2]	1,620,000	1,651,014
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	3,420,000	3,616,046
		8,723,874
Total Financials		74,842,391

Industrials - 1.3%
Ground Transportation - 0.3%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[3]	1,550,000	1,550,705

Trading Companies & Distributors - 1.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,490,000	3,364,077
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	3,370,000	3,342,649
		6,706,726
Total Industrials		8,257,431

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	3,634,557	3,614,156

Real Estate - 2.3%
Retail REITs - 0.5%
Simon Property Group LP, 2.25%, 1/15/2032	3,720,000	3,266,615

Specialized REITs - 1.8%
Safehold GL Holdings LLC, 6.10%, 4/1/2034	3,286,000	3,460,787
SBA Tower Trust,
6.599%, 1/15/2028[2]	5,225,000	5,364,932

Investment Portfolio - September 30, 2025

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, (continued)
4.831%, 10/15/2029[2]	2,730,000	$2,747,634
		11,573,353
Total Real Estate		14,839,968

Utilities - 2.6%
Electric Utilities - 1.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	3,355,000	3,587,256
Duke Energy Florida LLC, 6.40%, 6/15/2038	5,880,000	6,601,572
		10,188,828
Independent Power and Renewable Electricity Producers - 1.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	6,750,000	7,164,077

Total Utilities		17,352,905

TOTAL CORPORATE BONDS
(Identified Cost $141,032,550)		145,037,788

ASSET-BACKED SECURITIES - 12.0%
ALLO Issuer LLC, Series 2024-1A, Class A2, 5.94%, 7/20/2054[2]	1,250,000	1,269,722
Amur Equipment Finance Receivables XIV LLC,
Series 2024-2A, Class A2, 5.19%, 7/21/2031[2]	3,662,153	3,709,333
Series 2024-2A, Class B, 5.20%, 7/21/2031[2]	3,444,000	3,513,621
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	2,513,317	2,560,403
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,484,096	1,033,885
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,658,708	1,281,384
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[2]	3,250,000	3,288,321
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	940,000	976,732
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	279,243	258,989
Compass Datacenters Issuer II LLC,
Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	2,250,000	2,256,628
CoreVest American Finance Trust,
Series 2020-3, Class A, 1.358%, 8/15/2053[2]	65,903	65,069
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,369,384

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

DataBank Issuer, (continued)
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	$1,177,548
ECMC Group Student Loan Trust,
Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 5.506%, 11/27/2073[2,5]	2,171,402	2,191,637
Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 5.317%, 11/25/2074[2,5]	3,250,000	3,249,813
ExteNet Issuer LLC, Series 2024-1A, Class A2, 5.335%, 7/25/2054[2]	3,000,000	3,017,869
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,743,291
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,127,316	938,454
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	2,680,000	2,680,837
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,614,675
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604%, 9/20/2065[2]	3,100,000	3,134,924
Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, 10/15/2072[2]	5,415,432	5,559,571
Oxford Finance Credit Fund III LP, Series 2025-A, Class A2, 5.878%, 8/14/2034[2]	2,700,000	2,729,951
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,451,311	1,438,757
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,139,994	2,152,858
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	448,032	445,821
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	902,131	922,664
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	703,669	710,719
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 4.779%, 12/15/2039[5]	4,904,383	4,756,062
SMB Private Education Loan Trust,
Series 2021-A, Class A2A1, (1 mo. U.S. Secured Overnight Financing Rate + 0.844%), 4.995%, 1/15/2053[2,5]	3,584,840	3,551,916
Series 2024-D, Class A1A, 5.38%, 7/15/2053[2]	4,715,380	4,813,315
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	2,793,830	2,702,181

Investment Portfolio - September 30, 2025

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50%, 8/17/2041[2]	5,472,120	$5,462,084

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $78,861,438)		78,578,418

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	1,097,388	1,064,523
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	8,672	8,294
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,6]	750,081	622,350
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,6]	148,568	137,918
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,6]	154,600	141,545
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	44,840	40,338
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,6]	27,571	24,333
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.194%, 8/25/2066[2,6]	4,131,254	3,631,418
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,374,550	1,222,660
Series 2018-31, Class KP, 3.50%, 7/25/2047	5,691	5,645
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,015,336	880,832
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,117,589	1,112,116
Freddie Mac REMICS,
Series 5189, Class CP, 2.50%, 6/25/2049	1,127,260	997,173
Series 5501, Class JL, 3.50%, 6/25/2048	3,275,085	2,694,745
Government National Mortgage Association,
Series 2017-54, Class AH, 2.60%, 12/16/2056	34,125	31,857
Series 2024-64, Class BQ, 5.00%, 4/20/2054	4,144,848	4,156,347
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	414,703	358,759
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,5]	1,416,189	1,313,010

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Corp. Trust, (continued)
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	1,001,768	$893,884
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	1,004,395	899,709
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	1,165,631	995,745
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,6]	13,268	13,014
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,6]	12,917	11,692
Series 2021-4, Class A3B, 2.00%, 8/25/2051[2,6]	1,538,653	1,213,825
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A3, 4.415%, 1/25/2063[2,6]	1,850,400	1,779,807
Series 2025-1, Class A3, 3.692%, 1/25/2063[2,6]	2,410,804	2,175,467
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,6]	71,854	70,498
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,6]	34,334	33,147
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,6]	62,695	61,013
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,6]	57,401	55,179
OBX Trust,
Series 2020-EXP1, Class B21A, 5.022%, 2/25/2060[2,6]	7,726,980	7,796,034
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,6]	1,134,291	979,258
Series 2022-NQM2, Class A1A, 2.783%, 1/25/2062[2,7]	2,597,920	2,506,727
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,7]	1,045,955	1,051,792
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.158%, 7/25/2029 (Acquired 07/24/2023, cost $177,166)[5,8]	177,166	177,149
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,6]	536,354	498,100
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	1,325,658	1,144,977
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	2,279,457	1,886,503
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	1,397,550	1,159,071
Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%, 4/25/2043[6]	1,231,706	1,080,306
Series 2013-6, Class A2, 3.00%, 5/25/2043[6]	334,164	304,546

Investment Portfolio - September 30, 2025

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, (continued)
Series 2013-7, Class A2, 3.00%, 6/25/2043[6]	25,024	$22,804
Series 2013-8, Class A1, 3.00%, 6/25/2043[6]	70,078	64,022
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,6]	325,345	311,197
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.272%, 10/25/2048[2,5]	45,224	45,272
Verus Securitization Trust, Series 2024-R1, Class A2, 5.47%, 9/25/2069[2,7]	2,046,567	2,049,466
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,6]	13,027	12,200
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,6]	371,597	344,022

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $49,799,590)		48,080,289

FOREIGN GOVERNMENT BONDS - 0.6%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]
(Identified Cost $3,775,681)	3,785,000	3,842,419

MUNICIPAL BONDS - 0.1%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $600,000)	600,000	570,562

U.S. TREASURY SECURITIES - 39.4%

U.S. Treasury Bonds - 15.3%
U.S. Treasury Bond
2.375%, 2/15/2042	34,984,000	25,915,492
3.00%, 5/15/2047	52,536,000	39,993,030
3.625%, 2/15/2053	41,411,000	34,235,250

Total U.S. Treasury Bonds
(Identified Cost $101,602,648)		100,143,772
U.S. Treasury Notes - 24.1%
U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Yield + 0.159%),
4.057%, 7/31/2027[5]	13,268,000	13,259,770
U.S. Treasury Note
3.125%, 11/15/2028	20,083,000	19,777,048
1.75%, 11/15/2029	21,532,000	19,972,612
0.875%, 11/15/2030	20,373,000	17,665,619
1.375%, 11/15/2031	20,702,000	17,920,169

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
4.125%, 11/15/2032	17,040,000	$17,237,025
4.50%, 11/15/2033	25,107,000	25,962,207
4.25%, 11/15/2034	25,678,000	25,974,902
Total U.S. Treasury Notes
(Identified Cost $155,319,207)		157,769,352
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $256,921,855)		257,913,124

U.S. GOVERNMENT AGENCIES - 17.7%

Mortgage-Backed Securities - 17.7%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033	57,802	57,412
Pool #MA1834, UMBS, 4.50%, 2/1/2034	19,947	20,054
Pool #FM1158, UMBS, 3.50%, 6/1/2034	245,064	239,505
Pool #MA2587, UMBS, 3.50%, 4/1/2036	137,456	133,343
Pool #995876, UMBS, 6.00%, 11/1/2038	39,831	42,013
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,106,001	1,908,024
Pool #AI5172, UMBS, 4.00%, 8/1/2041	29,115	28,394
Pool #AH3858, UMBS, 4.50%, 8/1/2041	120,782	120,502
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,617,155	1,532,689
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,183,459	2,126,951
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,557,147	3,610,429
Pool #AL7729, UMBS, 4.00%, 6/1/2043	36,016	35,123
Pool #AX1685, UMBS, 3.50%, 11/1/2044	314,558	297,544
Pool #AS4103, UMBS, 4.50%, 12/1/2044	106,999	105,986
Pool #AY8604, UMBS, 3.50%, 4/1/2045	53,119	49,662
Pool #BC6764, UMBS, 3.50%, 4/1/2046	23,421	21,882
Pool #BC8677, UMBS, 4.00%, 5/1/2046	18,278	17,507
Pool #AS8522, UMBS, 3.00%, 12/1/2046	7,463,196	6,604,760
Pool #BD1191, UMBS, 3.50%, 1/1/2047	138,235	129,150
Pool #BE7845, UMBS, 4.50%, 2/1/2047	27,505	27,249
Pool #FS8139, UMBS, 2.00%, 4/1/2047	11,032,060	8,958,521

Investment Portfolio - September 30, 2025

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA3007, UMBS, 3.00%, 4/1/2047	553,183	$497,835
Pool #FM2232, UMBS, 4.00%, 6/1/2048	78,664	75,435
Pool #AL8674, 5.625%, 1/1/2049	172,883	180,003
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,199,284	2,047,618
Pool #FS9332, UMBS, 3.00%, 3/1/2050	6,002,491	5,428,995
Pool #CA5518, UMBS, 3.00%, 4/1/2050	3,826,841	3,428,444
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,730,282	3,320,791
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,351,156	2,102,456
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,455,004	3,301,775
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,103,096	1,872,228
Pool #FS4925, UMBS, 3.50%, 4/1/2052	2,747,629	2,540,058
Pool #FS7251, UMBS, 3.00%, 5/1/2052	8,920,654	7,921,332
Pool #MA4656, UMBS, 4.50%, 7/1/2052	3,926,753	3,828,632
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,835,061	2,874,152
Pool #FS9453, UMBS, 4.50%, 8/1/2053	3,715,763	3,622,805
Pool #FS7999, UMBS, 5.50%, 4/1/2054	16,223,483	16,499,269
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	27,252	27,405
Pool #C91746, 4.50%, 12/1/2033	22,588	22,720
Pool #C91771, 4.50%, 6/1/2034	33,004	33,220
Pool #C91780, 4.50%, 7/1/2034	31,997	32,204
Pool #QN0349, UMBS, 3.00%, 8/1/2034	228,610	220,247

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #C91832, 3.50%, 6/1/2035	146,760	$142,787
Pool #G08268, 5.00%, 5/1/2038	214,601	219,075
Pool #G05900, 6.00%, 3/1/2040	13,343	14,091
Pool #A92889, 4.50%, 7/1/2040	87,334	87,771
Pool #A93451, 4.50%, 8/1/2040	243,464	244,683
Pool #G60513, 5.00%, 7/1/2041	192,137	196,194
Pool #G60071, 4.50%, 7/1/2042	80,811	81,216
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,806,722	2,740,249
Pool #Q17513, 3.50%, 4/1/2043	51,695	49,132
Pool #Q37857, 4.00%, 12/1/2045	180,952	174,822
Pool #G60855, 4.50%, 12/1/2045	75,228	74,601
Pool #Q38388, 4.00%, 1/1/2046	165,690	160,271
Pool #Q47544, 4.00%, 3/1/2047	165,581	159,725
Pool #Q47130, 4.50%, 4/1/2047	23,847	23,541
Pool #G08786, 4.50%, 10/1/2047	53,102	52,420
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,337,592	2,083,458
Pool #SD1129, UMBS, 4.00%, 8/1/2051	1,914,456	1,829,550
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,219,571	3,266,323
Pool #SD8276, UMBS, 5.00%, 12/1/2052	6,097,416	6,087,393
Pool #QG6308, UMBS, 6.00%, 7/1/2053	1,890,876	1,951,663
Pool #RJ0062, UMBS, 5.00%, 10/1/2053	2,859,902	2,864,519
Pool #SD4235, UMBS, 6.00%, 11/1/2053	1,354,710	1,396,122
Pool #SD5413, UMBS, 5.00%, 5/1/2054	6,288,667	6,263,309
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $115,083,575)		116,107,239

SHORT-TERM INVESTMENT - 0.5%

Dreyfus Government Cash Management, Institutional Shares, 4.04%[9]
(Identified Cost $3,400,825)	3,400,825	3,400,825

TOTAL INVESTMENTS - 99.7%
(Identified Cost $649,475,514)		653,530,664
OTHER ASSETS, LESS LIABILITIES - 0.3%		2,168,695
NET ASSETS - 100%		$655,699,359

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

Investment Portfolio - September 30, 2025

(unaudited)

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2025 was $152,110,412, which represented 23.2% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2025.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of September 30, 2025.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2025.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2025.

8Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2025 was $177,149, or less than 0.1% of the Series’ Net Assets.

9Rate shown is the current yield as of September 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$374,020,363	$—	$374,020,363	$—
States and political subdivisions
(municipals)	570,562	—	570,562	—
Corporate debt:
Communication Services	3,026,594	—	3,026,594	—
Consumer Discretionary	4,267,005	—	4,267,005	—
Energy	18,837,338	—	18,837,338	—
Financials	74,842,391	—	74,842,391	—
Industrials	8,257,431	—	8,257,431	—
Materials	3,614,156	—	3,614,156	—
Real Estate	14,839,968	—	14,839,968	—
Utilities	17,352,905	—	17,352,905	—
Asset-backed securities	78,578,418	—	78,578,418	—
Commercial mortgage-backed
securities	48,080,289	—	48,080,289	—
Foreign government bonds	3,842,419	—	3,842,419	—
Short-Term Investment	3,400,825	3,400,825	—	—
Total assets	$653,530,664	$3,400,825	$650,129,839	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or September 30, 2025.

Investment Portfolio - September 30, 2025

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.